Pursuant to Rule 497(e)
                                                       Registration Nos. 2-92665
                                                                        33-78264

                              EXCELSIOR FUNDS, INC.
                              EXCELSIOR FUNDS TRUST
                                (the "Companies")

                    Supplement dated November 29, 2005 to the
             Excelsior Equity Funds' Prospectus dated July 29, 2005

References to the investment adviser are amended to be consistent with the disclosure stated below and the information under the section entitled "Investment Adviser" in the Prospectus is supplemented as follows:

"U.S. Trust Corporation ("U.S. Trust"), the parent company of U.S. Trust Company, N.A. and United States Trust Company of New York, the co-investment advisers to the Funds (together, the "Adviser"), has determined to restructure its bank subsidiaries and the corporate structure through which they provide investment advisory services to the Funds. This restructuring will not effect in any way the nature, level or quality of services provided to the Funds nor will it result in any change in the portfolio managers or other advisory personnel responsible for managing the Funds.

As part of this restructuring, U.S. Trust Corporation is reorganizing U.S. Trust Company, N.A.'s separately identifiable division into a separate corporate entity named UST Advisers, Inc., a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A.

Funds that are currently advised jointly by the Adviser (through their separately identifiable divisions) will now be advised by either UST Advisers, Inc. or U.S. Trust New York Asset Management Division ("NYAMD"), the separately identifiable division of United States Trust Company of New York. At a meeting held on November 18, 2005, the Boards of Directors/Trustees of the Companies approved Assumption Agreements under which UST Advisers, Inc. and NYAMD will provide investment advisory services to the Funds as described above.

Effective December 16, 2005, the following Funds will be advised by the following entities.

UST Advisers, Inc.                 U.S. Trust New York Asset Management Division
Small Cap Fund                     Blended Equity Fund
Value and Restructuring Fund       International Fund
Emerging Markets Fund              Energy and Natural Resources Fund
                                   Pacific/Asia Fund
                                   Real Estate Fund
                                   Large Cap Growth Fund
                                   Mid Cap Value and Restructuring Fund
                                   Equity Income Fund
                                   Equity Core Fund

The restructuring will also result in the transfer of administration services from U.S. Trust Company, N.A. to UST Advisers, Inc. The Boards of Directors/Trustees also approved an Assumption Agreement under which UST Advisers, Inc. will provide the administration services currently provided by U.S. Trust Company, N.A. under the Companies' Administration Agreement with U.S. Trust Company, N.A. UST Advisers, Inc. is expected to begin serving as the administrator to each Fund effective December 16, 2005."

On November 17, 2005, the shareholders of the Excelsior Small Cap Fund approved an amendment to the Investment Advisory Agreement for the Fund to increase the advisory fee rate and approved a change in the investment objective of the Fund from a fundamental investment objective that seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less to a non-fundamental investment objective that seeks long-term capital appreciation. The Board of Directors of Excelsior Funds, Inc. had previously approved these amendments on July 28, 2005, subject to approval of the shareholders of the Fund. In light of these changes, the following revisions to the Prospectus were effective as of November 17, 2005:

On page 8 of the Prospectus, the section entitled "Investment Objective" and the first paragraph under the section entitled "Principal Investment Strategy" of the Small Cap Fund are replaced in their entirety with the following:

"Investment Objective
The Small Cap Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with market capitalizations of between $100 million and $2.5 billion. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. The Fund invests in common stocks and convertibles of companies that tend to be in the early stages of development and the Adviser believes they have the potential to achieve substantial long-term earnings growth. The Fund will not automatically sell stock of a company it already owns just because its market capitalization rises above $2.5 billion."

On page 9 of the Prospectus, the section entitled "Annual Fund Operating Expenses" and the 1 year, 3 years, 5 years and 10 years numbers under the section entitled "Example" are restated and replaced in their entirety with the following:

"Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             0.75%
Other Expenses                              0.47%*
-------------------------------------------------
Total Annual Fund Operating Expenses        1.22%**

* During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.48%.
** The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.05% until December 31, 2005. From January 1, 2006 until July 31, 2006, the Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.25%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see "Investment Adviser."

Example

1 Year    3 Years   5 Years   10 Years
--------------------------------------
$124       $387       $670     $1,477"

                                                         Pursuant to Rule 497(e)
                                                       Registration Nos. 2-92665
                                                                         2-93068

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                (the "Companies")

                    Supplement dated November 29, 2005 to the
              Excelsior Money Funds' Prospectus dated July 29, 2005

References to the investment adviser are amended to be consistent with the disclosure stated below and the information under the section entitled "Investment Adviser" in the Prospectus is supplemented as follows:

"U.S. Trust Corporation ("U.S. Trust"), the parent company of U.S. Trust Company, N.A. and United States Trust Company of New York, the co-investment advisers to the Funds (together, the "Adviser"), has determined to restructure its bank subsidiaries and the corporate structure through which they provide investment advisory services to the Funds. This restructuring will not effect in any way the nature, level or quality of services provided to the Funds nor will it result in any change in the portfolio managers or other advisory personnel responsible for managing the Funds.

As part of this restructuring, U.S. Trust Corporation is reorganizing U.S. Trust Company, N.A.'s separately identifiable division into a separate corporate entity named UST Advisers, Inc., a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A.

At a meeting held on November 18, 2005, the Boards of Directors of the Companies approved Assumption Agreements under which UST Advisers, Inc. will provide investment advisory services to the Funds that were previously provided by U.S. Trust Company, N.A. and United States Trust Company of New York as co-investment advisers.

Effective December 16, 2005, the Funds in the Excelsior Money Funds Prospectus will be advised by UST Advisers, Inc.

The restructuring will also result in the transfer of administration services from U.S. Trust Company, N.A. to UST Advisers, Inc. The Boards of Directors also approved an Assumption Agreement under which UST Advisers, Inc. will provide the administration services currently provided by U.S. Trust Company, N.A. under the Companies' Administration Agreement with U.S. Trust Company, N.A. UST Advisers, Inc. is expected to begin serving as the administrator to each Fund effective December 16, 2005."

                                                         Pursuant to Rule 497(e)
                                                       Registration Nos. 2-92665
                                                                        33-78264

                              EXCELSIOR FUNDS, INC.
                              EXCELSIOR FUNDS TRUST
                                (the "Companies")

                      Supplement dated November 29, 2005 to the
            Excelsior Institutional Funds' Prospectus dated July 29, 2005

References to the investment adviser are amended to be consistent with the disclosure stated below and the information under the section entitled "Investment Adviser" in the Prospectus is supplemented as follows:

"U.S. Trust Corporation ("U.S. Trust"), the parent company of U.S. Trust Company, N.A. and United States Trust Company of New York, the co-investment advisers to the Funds (together, the "Adviser"), has determined to restructure its bank subsidiaries and the corporate structure through which they provide investment advisory services to the Funds. This restructuring will not effect in any way the nature, level or quality of services provided to the Funds nor will it result in any change in the portfolio managers or other advisory personnel responsible for managing the Funds.

As part of this restructuring, U.S. Trust Corporation is reorganizing U.S. Trust Company, N.A.'s separately identifiable division into a separate corporate entity named UST Advisers, Inc., a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A.

Funds that are currently advised jointly by the Adviser (through their separately identifiable divisions) will now be advised by either UST Advisers, Inc. or U.S. Trust New York Asset Management Division ("NYAMD"), the separately identifiable division of United States Trust Company of New York. At a meeting held on November 18, 2005, the Boards of Directors/Trustees of the Companies approved Assumption Agreements under which UST Advisers, Inc. and NYAMD will provide investment advisory services to the Funds as described above.

Effective December 16, 2005, the following Funds will be advised by the following entities.

 UST Advisers, Inc.                U.S. Trust New York Asset Management Division
 Money Fund                        Mid Cap Value and Restructuring Fund
 Value and Restructuring Fund      International Equity Fund
 Emerging Markets Fund             Total Return Bond Fund
                                   Income Fund
                                   High Yield Fund
                                   Equity Core Fund

The restructuring will also result in the transfer of administration services from U.S. Trust Company, N.A. to UST Advisers, Inc. The Boards of Directors/Trustees also approved an Assumption Agreement under which UST Advisers, Inc. will provide the administration services currently provided by U.S. Trust Company, N.A. under the Companies' Administration Agreement with U.S. Trust Company, N.A. UST Advisers, Inc. is expected to begin serving as the administrator to each Fund effective December 16, 2005."

                                                         Pursuant to Rule 497(e)
                                                       Registration Nos. 2-92665
                                                                        33-78264
                                                                         2-93068

                              EXCELSIOR FUNDS, INC.
                              EXCELSIOR FUNDS TRUST
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                (the "Companies")

                    Supplement dated November 29, 2005 to the
               Fixed Income Funds' Prospectus dated July 29, 2005

References to the investment adviser are amended to be consistent with the disclosure stated below and the information under the section entitled "Investment Adviser" in the Prospectus is supplemented as follows:

"U.S. Trust Corporation ("U.S. Trust"), the parent company of U.S. Trust Company, N.A. and United States Trust Company of New York, the co-investment advisers to the Funds (together, the "Adviser"), has determined to restructure its bank subsidiaries and the corporate structure through which they provide investment advisory services to the Funds. This restructuring will not effect in any way the nature, level or quality of services provided to the Funds nor will it result in any change in the portfolio managers or other advisory personnel responsible for managing the Funds.

As part of this restructuring, U.S. Trust Corporation is reorganizing U.S. Trust Company, N.A.'s separately identifiable division into a separate corporate entity named UST Advisers, Inc., a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A.

Funds that are currently advised jointly by the Adviser (through their separately identifiable divisions) will now be advised by either UST Advisers, Inc. or U.S. Trust New York Asset Management Division ("NYAMD"), the separately identifiable division of United States Trust Company of New York. At a meeting held on November 18, 2005, the Boards of Directors/Trustees of the Companies approved Assumption Agreements under which UST Advisers, Inc. and NYAMD will provide investment advisory services to the Funds as described above.

Effective December 16, 2005, the following Funds will be advised by the following entities.

 UST Advisers, Inc.                U.S. Trust New York Asset Management Division
 California Short-Intermediate     Core Bond Fund
  Term Tax-Exempt Income Fund      Intermediate-Term Bond Fund
                                   Short-Term Government Securities Fund
                                   High Yield Fund
                                   Long-Term Tax-Exempt Fund
                                   Intermediate-Term Tax-Exempt Fund
                                   Short-Term Tax-Exempt Securities Fund

                                   New York Intermediate-Term Tax-Exempt Fund

The restructuring will also result in the transfer of administration services from U.S. Trust Company, N.A. to UST Advisers, Inc. The Boards of Directors/Trustees also approved an Assumption Agreement under which UST Advisers, Inc. will provide the administration services currently provided by U.S. Trust Company, N.A. under the Companies' Administration Agreement with U.S. Trust Company, N.A. UST Advisers, Inc. is expected to begin serving as the administrator to each Fund effective December 16, 2005."

                                                         Pursuant to Rule 497(e)
                                                       Registration Nos. 2-92665
                                                                        33-78264

                              EXCELSIOR FUNDS, INC.
                              EXCELSIOR FUNDS TRUST
                                (the "Companies")

                      Supplement dated November 29, 2005 to the
                  Retirement Shares' Prospectus dated July 29, 2005

References to the investment adviser are amended to be consistent with the disclosure stated below and the information under the section entitled "Investment Adviser" in the Prospectus is supplemented as follows:

"U.S. Trust Corporation ("U.S. Trust"), the parent company of U.S. Trust Company, N.A. and United States Trust Company of New York, the co-investment advisers to the Funds (together, the "Adviser"), has determined to restructure its bank subsidiaries and the corporate structure through which they provide investment advisory services to the Funds. This restructuring will not effect in any way the nature, level or quality of services provided to the Funds nor will it result in any change in the portfolio managers or other advisory personnel responsible for managing the Funds.

As part of this restructuring, U.S. Trust Corporation is reorganizing U.S. Trust Company, N.A.'s separately identifiable division into a separate corporate entity named UST Advisers, Inc., a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A.

Funds that are currently advised jointly by the Adviser (through their separately identifiable divisions) will now be advised by either UST Advisers, Inc. or U.S. Trust New York Asset Management Division ("NYAMD"), the separately identifiable division of United States Trust Company of New York. At a meeting held on November 18, 2005, the Boards of Directors/Trustees of the Companies approved Assumption Agreements under which UST Advisers, Inc. and NYAMD will provide investment advisory services to the Funds as described above.

Effective December 16, 2005, the following Funds will be advised by the following entities.

 UST Advisers, Inc.                U.S. Trust New York Asset Management Division
 Small Cap Fund                    Equity Income Fund
 Value and Restructuring Fund      Large Cap Growth Fund
                                   Core Bond Fund
                                   Mid-Cap Value and Restructuring Fund

The restructuring will also result in the transfer of administration services from U.S. Trust Company, N.A. to UST Advisers, Inc. The Boards of
Directors/Trustees also approved an Assumption Agreement under which UST Advisers, Inc. will provide the administration services currently provided by U.S. Trust Company, N.A. under the

Companies' Administration Agreement with U.S. Trust Company, N.A. UST Advisers, Inc. is expected to begin serving as the administrator to each Fund effective December 16, 2005."

On November 17, 2005, the shareholders of the Excelsior Small Cap Fund approved an amendment to the Investment Advisory Agreement for the Fund to increase the advisory fee rate and approved a change in the investment objective of the Fund from a fundamental investment objective that seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less to a non-fundamental investment objective that seeks long-term capital appreciation. The Board of Directors of Excelsior Funds, Inc. had previously approved these amendments on July 28, 2005, subject to approval of the shareholders of the Fund. In light of these changes, the following revisions to the Prospectus were effective as of November 17, 2005:

On page 16 of the Prospectus, the section entitled "Investment Objective" and the first paragraph under the section entitled "Principal Investment Strategy" of the Small Cap Fund are replaced in their entirety with the following:

"Investment Objective
The Small Cap Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with market capitalizations of between $100 million and $2.5 billion. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. The Fund invests in common stocks and convertibles of companies that tend to be in the early stages of development and the Adviser believes they have the potential to achieve substantial long-term earnings growth. The Fund will not automatically sell stock of a company it already owns just because its market capitalization rises above $2.5 billion."

On page 17 of the Prospectus, the section entitled "Annual Fund Operating Expenses" and the 1 year, 3 years, 5 years and 10 years numbers under the section entitled "Example" are restated and replaced in their entirety with the following:

"Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     0.75%
Other Expenses                                      0.47%*
Distribution (12b-1) Fees                           0.50%
---------------------------------------------------------
Total Annual Fund Operating Expenses                1.72%**

* During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.48%.
** The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.55% until December 31, 2005. From January 1, 2006 until July 31, 2006, the Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.75%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see "Investment Adviser."

Example

1 Year    3 Years   5 Years   10 Years
--------------------------------------
$175       $542      $933      $2,030"